Document and Entity Information	0 Months Ended
Jul. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 19, 2013
Registrant Name	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	0001527972
Amendment Flag	false
Document Creation Date	Jul. 19, 2013
Document Effective Date	Jul. 19, 2013
Prospectus Date	Jan. 01, 2013
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND® | Share class
Risk/Return:
Trading Symbol	ETOPX